Goodwill	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Goodwill
18.	GOODWILL
For the year ended December 31, 2019

	Cost	Accumulated impairment	Carrying amount
	NT$	NT$	NT$

Balance at January 1, 2019	$52,388,559	$2,414,113	$49,974,446
Acquisition through business combinations (Note 29)	264,977	—	264,977
Effect of foreign currency exchange differences	(40,987)	—	(40,987)

Balance at December 31, 2019	$52,612,549	$2,414,113	$50,198,436

For the year ended December 31, 2020 (retrospectively adjusted)

	Cost	Accumulated impairment	Carrying amount
	NT$	NT$	NT$

Balance at January 1, 2020	$52,612,549	$2,414,113	$50,198,436
Acquisition through business combinations (Note 29)	2,567,842	—	2,567,842
Effect of foreign currency exchange differences	(57,225)	—	(57,225)

Balance at December 31, 2020	$55,123,166	$2,414,113	$52,709,053

For the year ended December 31, 2021

	Cost	Accumulated impairment	Carrying amount
	NT$	NT$	NT$

Balance at January 1, 2021 (retrospectively adjusted)	$55,123,166	$2,414,113	$52,709,053
Disposal of subsidiaries (Note 30)	(310,711)	—	(310,711)
Effect of foreign currency exchange differences	(325,929)	—	(325,929)

Balance at December 31, 2021	$54,486,526	$2,414,113	$52,072,413

	Cost	Accumulated Impairment	Carrying Amount
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

Balance at January 1, 2021 (re tro spectively adjusted)	$1,987,136	$87,026	$1,900,110
Disposal of subsidiaries (Note 30)	(11,201)	—	(11,201)
Effect of foreign currency exchange differences	(11,749)	—	(11,749)

Balance at December 31, 2021	$1,964,186	$87,026	$1,877,160

a.	Allocating goodwill to cash-generating units
The Group did not monitor goodwill for internal management purpose but for financial reporting purpose and, therefore, the goodwill was allocated to the following cash-generating units for evaluation of impairment: packaging segment, testing segment, EMS segment and other segment. The carrying amounts of goodwill allocated to cash-generating units were as follows:

	December 31
	2020 (Retrospectively Adjusted)	2021
Cash-generating units	NT$	NT$	US$ (Note 4)

Packaging segment	$35,703,625	$35,412,424	$1,276,583
Testing segment	13,365,068	13,304,040	479,598
EMS segment (Note 29)	3,492,259	3,207,848	115,640
Others	148,101	148,101	5,339

	$52,709,053	$52,072,413	$1,877,160

b.	Impairment assessment
At the end of each year, the Group performs evaluation of goodwill for impairment by reviewing the recoverable amounts based on value in use which incorporates cash flow projections estimated by management covering a five-year period. The cash flows beyond that five-year period are extrapolated using a steady per annum growth rate. In assessing value in use, the estimated future cash flows are discounted to their present value using annual pre-tax
discount rates which were 9.59%-14.99%, 10.39%-14.71% and 10.27%-15.76% as of December 31, 2019, 2020 and 2021, respectively. For the years ended December 31, 2019, 2020 and 2021, no impairment loss was recognized. The key assumption used in calculating each segment’s value in use also included the growth rates for operating revenues, which were based on the forecast for the Group and the industry as well as the Group’s historical performance.
Management believes that any reasonably possible change in the key assumptions on which the recoverable amount was based on
would not cause
the
carrying amount of
each
cash-generating unit to exceed its recoverable amount.